Common shares - Share Issuance Offerings (Details)					12 Months Ended
	Sep. 27, 2021 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	May 21, 2020 USD ($) shares	May 21, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Common shares
Aggregate gross proceeds					$ 35,107,872	$ 9,943,886
Public offering | Common Shares
Common shares
Share issuances | shares	1,707,750		1,818,788	1,818,788	1,707,750	1,818,788
Offering price | (per share)	$ 7.75			$ 8.25
Aggregate gross proceeds	$ 13,235,062		$ 10,767,589	$ 15,005,001
Incurred transaction costs	$ 1,348,385		$ 823,703
Private placement | Common Shares
Common shares
Share issuances | shares		2,353,347			2,353,347
Offering price | $ / shares		$ 10.00
Aggregate gross proceeds		$ 23,533,470
Incurred transaction costs		$ 312,275